LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowances for loan losses:
Beginning balance	$ 1,399	$ 1,565
Provision for loan losses	697
Charge-offs	(1,002)	(230)
Recoveries	9	64
Total ending allowance balance	1,103	1,399
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans individually evaluated for impairment	234	374
Loans collectively evaluated for impairment	869	1,025
Total ending allowance balance	1,103	1,399
Loans
Loans individually evaluated for impairment	2,463	5,767
Loans collectively evaluated for impairment	112,662	114,703
Total ending allowance balance	115,125	120,470
One-to-four-family
Allowances for loan losses:
Beginning balance	823	1,038
Provision for loan losses	217
Charge-offs	(224)	(224)
Recoveries	6	9
Total ending allowance balance	822	823
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans individually evaluated for impairment	234	235
Loans collectively evaluated for impairment	588	588
Total ending allowance balance	822	823
Loans
Loans individually evaluated for impairment	1,564	2,971
Loans collectively evaluated for impairment	95,650	94,330
Total ending allowance balance	97,214	97,301
Multi-family and commercial
Allowances for loan losses:
Beginning balance	466	467
Provision for loan losses	568
Charge-offs	(778)	(6)
Recoveries	3	5
Total ending allowance balance	259	466
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans individually evaluated for impairment		139
Loans collectively evaluated for impairment	259	327
Total ending allowance balance	259	466
Loans
Loans individually evaluated for impairment	899	2,652
Loans collectively evaluated for impairment	8,594	10,195
Total ending allowance balance	9,493	12,847
Home equity
Allowances for loan losses:
Beginning balance	109	59
Provision for loan losses	(87)
Recoveries		50
Total ending allowance balance	22	109
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans collectively evaluated for impairment	22	109
Total ending allowance balance	22	109
Loans
Loans individually evaluated for impairment		144
Loans collectively evaluated for impairment	8,069	9,997
Total ending allowance balance	8,069	10,141
Consumer and other
Allowances for loan losses:
Beginning balance	1		1
Provision for loan losses	(1)
Total ending allowance balance			1
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans collectively evaluated for impairment		1
Total ending allowance balance			1
Loans
Loans collectively evaluated for impairment	349	181
Total ending allowance balance	$ 349	$ 181